Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Raw materials	$ 6,553	$ 8,016
Finished goods	7,921	6,222
Work in progress	462	309
Less: inventory provision	(10,290)	(11,439)
Inventories, net	$ 4,646	$ 3,108